REPORTABLE SEGMENTS	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
11.	REPORTABLE SEGMENTS

The Company operates in one business segment: the exploration, mine development and extraction of precious metals in two geographic areas, the Sultanate of Oman and the United States.

As at	December 31, 2011	December 31, 2010

Oman – mineral properties	$18,248,198	$18,248,198
Oman – capital assets	160,344	140,390
United States – capital assets	97,624	235,907
Total	$18,506,166	$18,624,495